Employee compensation	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Employee compensation
16.	Employee compensation

The Company incurred employee compensation and benefit expenses of $37,401 for the year ended December 31, 2025 (year ended December 31, 2024 - $25,354).

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)